INCOME TAX EXPENSE (CREDIT) (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of:

	Year Ended December 31,
	2013	2012	2011
Income tax provision for current year:
Macau Complementary Tax	$41	$203	$223
Lump sum in lieu of Macau Complementary Tax on dividend	5,590	—	—
Hong Kong Profits Tax	654	513	822
Profits tax in other jurisdictions	99	238	161

Sub-total	$6,384	$954	$1,206

(Over) under provision of income tax in prior years:
Macau Complementary Tax	$(417)	$(171)	$3
Hong Kong Profits Tax	(2)	32	142
Profits tax in other jurisdictions	8	1	(21)

Sub-total	$(411)	$(138)	$124

Deferred tax (credit) charge:
Macau Complementary Tax	$(3,543)	$(3,676)	$(2,779)
Hong Kong Profits Tax	12	(81)	(185)
Profits tax in other jurisdictions	(1)	(2)	(2)

Sub-total	$(3,532)	$(3,759)	$(2,966)

Total income tax expense (credit)	$2,441	$(2,943)	$(1,636)

Schedule of Reconciliation of Income Tax Expense (Credit) to Income Before Income Tax

A reconciliation of the income tax expense (credit) to income before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2013	2012	2011
Income before income tax	$580,454	$395,729	$287,208
Macau Complementary Tax rate	12%	12%	12%
Income tax expense at Macau Complementary Tax rate	69,654	47,487	34,465
Lump sum in lieu of Macau Complementary Tax on dividend	5,590	—	—
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9,642)	(556)	242
(Over) under provision in prior years	(411)	(138)	124
Effect of income for which no income tax expense is payable	(395)	(714)	(575)
Effect of expense for which no income tax benefit is receivable	26,557	17,317	12,191
Effect of tax holiday granted by Macau Government	(125,702)	(88,491)	(69,677)
Change in valuation allowance	36,790	22,152	21,594

	$2,441	$(2,943)	$(1,636)

Schedule of Deferred Tax Assets and Liabilities

The deferred tax assets and liabilities as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012
Deferred tax assets
Net operating loss carried forwards	$66,744	$63,022
Depreciation and amortization	11,100	105
Deferred deductible expenses	3,861	3,089
Deferred rents	5,001	—
Others	1,997	—

Sub-total	$88,703	$66,216

Valuation allowance
Current	$(19,415)	$(21,054)
Long-term	(69,195)	(45,057)

Sub-total	$(88,610)	$(66,111)

Total net deferred tax assets	$93	$105

Deferred tax liabilities
Land use rights	$(60,090)	$(64,497)
Intangible assets	(505)	(505)
Unrealized capital allowance	(2,211)	(1,348)

Total deferred tax liabilities	$(62,806)	$(66,350)